DISPOSAL OF ASSETS - Summary of disposals (Details) $ in Millions	1 Months Ended	6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)
Disclosure Of Disposal Of Assets [Abstract]
Proceeds, net of transaction costs		$ 465
Carrying value of net assets held for sale
Assets	$ 673	673
Liabilities	(410)	(410)
Carrying value of net assets held for sale	263	263
Foreign currency translation, net of investment hedge, associated with the disposal	$ (35)
Gain on disposal, net of transaction costs		$ 167